Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000076721_SupplementTextBlock

Pax World International Fund (the "International Fund"), Pax World Growth
Fund, and Pax World Global Environmental Markets Fund, each a series of

Pax World Funds Series Trust I ("Trust I"),

and

Pax MSCI EAFE ESG Index ETF ("EAPS"), a series of

Pax World Funds Trust II ("Trust II")

Supplement Dated December 12, 2013
to the
Prospectuses
Dated May 1, 2013
and the
Statement of Additional Information of Trust I
Dated May 1, 2013

Risk/Return [Heading]	rr_RiskReturnHeading	Pax World Growth Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

2. Effective December 12, 2013, the Russell 1000 Growth Index will replace the Russell 3000 Growth Index as the primary benchmark for Pax World Growth Fund (the "Fund") because PWM believes the Russell 1000 Growth Index is a more appropriate representation of the universe of securities in which the Fund may invest.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.767.1729
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	These figures represent past performance, which is no guarantee of future results.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 12, 2013, the Russell 1000 Growth Index will replace the Russell 3000 Growth Index as the primary benchmark for Pax World Growth Fund (the "Fund") because PWM believes the Russell 1000 Growth Index is a more appropriate representation of the universe of securities in which the Fund may invest.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Growth Fund, the Russell 1000 Growth Index, the Russell 3000 Growth Index and the Lipper Multi-Cap Growth Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Multi-Cap Growth Funds Index) do not reflect deductions for fees, expenses or taxes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table under the subsection "Average Annual Total Returns" in the section "Performance Information" with respect to the Fund is deleted in its entirety and replaced with the following:
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Shareholders should retain this Supplement for future reference.
Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.26%	[1],[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.12%	[1],[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.52%	[1],[2]
Russell 3000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.21%	[1],[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.15%	[1],[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.69%	[1],[3]
Lipper Multi-Cap Growth Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.88%	[1],[4]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.41%	[1],[4]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.06%	[1],[4]
Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.08%	[5]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.92%	[5]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.96%	[5]
Individual Investor Class | After Taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.97%	[5]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.85%	[5]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.70%	[5]
Individual Investor Class | After Taxes and Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.48%	[5]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.63%	[5]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.01%	[5]
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.35%	[5],[6]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.16%	[5],[6]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.10%	[5],[6]
R Class
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.80%	[5],[7]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.69%	[5],[7]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.83%	[5],[7]
Class A
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.83%	[5],[8]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.78%	[5],[8]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.36%	[5],[8]

[1]	Unlike the Growth Fund, the Russell 1000 Growth Index, the Russell 3000 Growth Index and the Lipper Multi-Cap Growth Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Multi-Cap Growth Funds Index) do not reflect deductions for fees, expenses or taxes.
[2]	The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies, as measured by market capitalization.
[3]	The Russell 3000 Growth Index measures the performance of those companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies, as measured by market capitalization.
[4]	The Lipper Multi-Cap Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Multi-Cap Growth Funds Average. The Lipper Multi-Cap Growth Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Growth Funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales per-share growth value, compared to the S&P SuperComposite 1500 Index. The Lipper Multi-Cap Growth Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index or some other traditional economic indicator.
[5]	The Fund's investment adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.
[6]	Inception of Institutional Class shares is April 2, 2007. The performance information shown for Institutional Class shares includes the performance of Individual Investor Class shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares. If such expenses were reflected, the returns would be higher than those shown.
[7]	Inception of Class R shares is April 2, 2007. The performance information shown for Class R shares includes the performance of Class A shares for the period prior to Class R inception. Expenses have not been adjusted to reflect the expenses allocable to Class R shares. If such expenses were reflected, the returns would be lower than those shown.
[8]	Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Individual Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.